CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Current assets:
Cash and cash equivalents	$ 55,849	338,092	317,137
Restricted Cash	9,911	60,000
Accounts receivable (net of allowance for doubtful accounts of RMB 25,545 and RMB 11,894 (US$1,965) as of December 31, 2012 and 2013, respectively)	50,587	306,237	230,199
Prepaid expenses and other current assets	8,351	50,549	31,240
Available-for-sale investments	4,070	24,636
Deferred tax assets	1,172	7,096	13,626
Amounts due from a related party	23	141	8,640
Total current assets	129,963	786,751	600,842
Non-current assets:
Property and equipment, net	39,753	240,650	179,239
Cloud infrastructure construction in progress	2,021	12,236
Intangible assets, net	919	5,563	3,368
Land use right, net	8,380	50,730
Long term investments	3,543	21,450	15,136
Available-for-sale investments	2,022	12,240	82,292
Deferred tax assets	284	1,719	6,166
Long term deposits and other non-current assets	5,919	35,829	13,847
Total non-current assets	62,841	380,417	300,048
TOTAL ASSETS	192,804	1,167,168	900,890
Current liabilities:
Short-term loan	9,911	60,000
Accounts payable (including accounts payable of the VIEs without recourse to the Company of RMB103,261 and RMB200,483 (US$33,117) as of December 31, 2012 and 2013, respectively)	33,657	203,750	106,399
Accrued employee benefits (including accrued employee benefits of the VIEs without recourse to the Company of RMB26,441 and RMB33,448 (US$5,525) as of December 31, 2012 and 2013, respectively)	7,255	43,922	36,084
Accrued expenses and other payables (including accrued expenses and other payables of the VIEs without recourse to the Company of RMB48,776 and RMB71,095 (US$11,745) as of December 31, 2012 and 2013, respectively)	25,947	157,075	57,773
Income tax payable (including income taxes payable of the VIEs without recourse to the Company of RMB15,200 and RMB5,777 (US$954) as of December 31, 2012 and 2013, respectively)	1,718	10,399	22,537
Liabilities for uncertain tax positions (including liabilities for uncertain tax positions of the VIEs without recourse to the Company of RMB4,050 and RMB6,296 (US$1,040) as of December 31, 2012 and 2013, respectively)	1,906	11,540	11,786
Amounts due to related parties (including amounts due to related parties of the VIEs without recourse to the Company of RMB1,044 and RMB844 (US$139) as of December 31, 2012 and 2013, respectively)	142	862	1,062
Deferred government grant (including deferred government grant of the VIEs without recourse to the Company of nil and RMB24,360 (US$4,024) as of December 31, 2012 and 2013, respectively)	4,024	24,360
Total current liabilities	84,560	511,908	235,641
Non-current liabilities:
Deferred government grant (including deferred government grant of the VIEs without recourse to the Company of RMB 3,360 and nil as of December 31, 2012 and 2013, respectively)	4,024	24,360	3,360
Deferred tax liabilities	351	2,127
Total non-current liabilities	351	2,127	3,360
Total liabilities	84,911	514,035	239,001
Commitments and contingencies
Shareholders' equity:
Ordinary shares (US$0.0001 par value; 1,000,000,000 and 1,000,000,000 shares authorized; 374,464,476 and 374,464,476 shares issued and outstanding as of December 31, 2012 and 2013, respectively)	47	282	275
Additional paid-in capital	206,110	1,247,730	1,220,198
Treasury stock	(12,075)	(73,101)	(73,101)
Statutory reserves	219	1,326	1,326
Accumulated deficit	(86,601)	(524,261)	(490,032)
Accumulated other comprehensive income	193	1,157	3,223
Total shareholders' equity	107,893	653,133	661,889
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 192,804	1,167,168	900,890